Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Agreement shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€) € / shares shares	May 18, 2015 EUR (€)
Disclosure of transactions between related parties [Line Items]
Key management personnel compensation, short-term employee benefits | $	$ 3,600,000	$ 2,400,000	$ 2,200,000
Key management personnel compensation, share-based payments in shares	955,000
Key management personnel non-cash stock-based compensation expense recognized | $	$ 700,000
Mr. Godard [Member]
Disclosure of transactions between related parties [Line Items]
Number of service agreements | Agreement	2
Compensation paid for consultancy services | $	$ 38,000	37,000	39,000
Transactions with related parties, amount outstanding | $	$ 0	$ 0	$ 0
Mr. Godard [Member] | Non-Employee Warrant One [Member]
Disclosure of transactions between related parties [Line Items]
Number of non-employee warrants exercisable to obtain shares	220,175			220,175
Number of shares to be obtained upon exercise of warrants	50,000			50,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				€ 38.45
Mr. Godard [Member] | Non-Employee Warrant Two [Member]
Disclosure of transactions between related parties [Line Items]
Number of non-employee warrants exercisable to obtain shares	50,000			50,000
Number of shares to be obtained upon exercise of warrants	50,000			50,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				€ 28.01
Mr. Godard [Member] | Non-Employee Warrant Three [Member]
Disclosure of transactions between related parties [Line Items]
Number of non-employee warrants exercisable to obtain shares	40,175			40,175
Number of shares to be obtained upon exercise of warrants	40,175			40,175
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				€ 27.37
Mr. Godard [Member] | Non-Employee Warrant Four [Member]
Disclosure of transactions between related parties [Line Items]
Number of non-employee warrants exercisable to obtain shares	40,000			40,000
Number of shares to be obtained upon exercise of warrants	40,175			40,175
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				€ 24.34
Mr. Godard [Member] | Non employee warrant five [Member]
Disclosure of transactions between related parties [Line Items]
Number of non-employee warrants exercisable to obtain shares	40,000			40,000
Number of shares to be obtained upon exercise of warrants	40,000			40,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				€ 18.68
Cellectis Bioresearch Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Equity method investment in subsidiary, percentage					25.00%
Equity method investment in subsidiary, amount | €					€ 3,500,000
Cellectis Bioresearch Inc. [Member] | Bpi France [Member]
Disclosure of transactions between related parties [Line Items]
Outstanding balance | €				€ 0